SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

The Company has evaluated events subsequent to September 30, 2021, to assess the need for potential recognition or disclosure in the unaudited consolidated financial statements. Such events were evaluated through November 8, 2021, the date and time the unaudited consolidated financial statements were issued, and it was determined that no subsequent events, except as follows, occurred that required recognition or disclosure in the unaudited consolidated financial statements.

On October 7, 2021, the Board of Directors of the Company appointed Dmitry Kaplun as the Company’s Chief Financial Officer. Pursuant to the terms of the Employment Agreement, the Board entered into a restricted stock award agreement (the “Restricted Stock Agreement”) dated October 7, 2021. Pursuant to the terms of the Restricted Stock Agreement, the Board granted Mr. Kaplun 58,824 shares of restricted common stock on October 7, 2021. 25% of the shares vest on each of the three-month, six-month, nine-month and 12-month anniversaries of the grant date.

On October 8, 2021, each of Christian Young, President, Secretary and Director of the Company, and Simon Yu, Chief Operating Officer and Director of the Company, resigned from all officer and director positions with the Company, effective immediately. Each of Messrs. Young and Yu will continue to provide consulting services to the Company.

On October 12, 2021, the Board appointed Massimiliano Musina to serve as a member of the Company’s Board of Directors. In connection with Mr. Musina’s appointment, the Company and Mr. Musina entered into an Independent Director Agreement dated October 12, 2021 (the “Director Agreement”). Pursuant to the terms of the Director Agreement, the Company agreed to issue to Mr. Musina each quarter a number of shares of common stock having a fair market value of $25,000, in exchange for Mr. Musina’s service as a member of the Company’s Board of Directors.

In October 2021, the Company issued 404,365 shares to various consultants and Board of Directors for their stock compensation.

In October 2021, the Company terminated the Clubhouse in 9145   St. Ives in Beverly Hills.

In November 2021, the Company issued 367,298 shares to various consultants and Board of Directors for their stock compensation and the conversion of the Wong’s note.

Equity Purchase Agreement and Registration Rights Agreement

On November 2, 2021, Clubhouse Media Group, Inc (the “Company”) entered into an Equity Purchase Agreement (the “Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P., a Delaware limited Partnership (“Investor”), dated as of October 29, 2021, pursuant to which the Company shall have the right, but not the obligation, to direct Investor, to purchase up to $15,000,000.00 (the “Maximum Commitment Amount”) in shares of the Company’s common stock, par value $0.001 per share (“Common Stock”) in multiple tranches. Further, under the Agreement and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit a Put Notice (as defined in the Agreement) from time to time to Investor (i) in a minimum amount not less than $20,000.00 and (ii) in a maximum amount up to the lesser of (a) $400,000.00 or (b) 250% of the Average Daily Trading Value (as defined in the Agreement).

In exchange for Investor entering into the Agreement, the Company agreed, among other things, to (A) issue Investor and Peak One Investments, LLC, an aggregate of 70,000 shares of Common Stock (the “the Commitment Shares”), and (B) file a registration statement registering the Common Stock issued as Commitment Shares or issuable to Investor under the Agreement for resale (the “Registration Statement”) with the Securities and Exchange Commission within 60 calendar days of the Agreement, as more specifically set forth in the Registration Rights Agreement.

The obligation of Investor to purchase the Company’s Common Stock shall begin on the date of the Agreement, and ending on the earlier of (i) the date on which Investor shall have purchased Common Stock pursuant to this Agreement equal to the Maximum Commitment Amount, (ii) twenty four (24) months after the date of the Agreement, (iii) written notice of termination by the Company to Investor (which shall not occur during any Valuation Period or at any time that Investor holds any of the Put Shares), (iv) the Registration Statement is no longer effective after the initial effective date of the Registration Statement, or (v) the date that the Company commences a voluntary case or any person commences a proceeding against the Company, a custodian is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors (the “Commitment Period”).

During the Commitment Period, the purchase price to be paid by Investor for the Common Stock under the Agreement shall be 95% of the Market Price, which is defined as the lesser of the (i) closing bid price of the Common Stock on the trading day immediately preceding the respective Put Date (as defined in the Agreement), or (ii) lowest closing bid price of the Common Stock during the Valuation Period (as defined in the Agreement), in each case as reported by Bloomberg Finance L.P or other reputable source designated by Investor.

The Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. Among other things, Investor represented to the Company, that it is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder.

NOTE 15 – SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2020, to assess the need for potential recognition or disclosure in the consolidated financial statements. Such events were evaluated through March 15, 2021, the date and time the consolidated financial statements were issued, and it was determined that no subsequent events, except as follows, occurred that required recognition or disclosure in the consolidated financial statements.

On January 7, 2021, the Company entered into a lease agreement in Las Vegas, NV to lease a new content creation mansion. The new lease commences on February 1, 2021 and a 12-month term, and the rental costs of approximately $12,500 per month.

On January 13, 2021, the Company issued 15,688 common shares for legal services of $21,179.

On January 21, 2021, the Company issued 15,050 shares of Company common stock to a consultant as compensation for bringing in brand deals for influencers.

Convertible Promissory Note – Matthew Singer

On January 3, 2021, the Company entered into a note purchase agreement with Matthew Singer, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Singer the aggregate principal amount of $13,000 for a purchase price of $13,000 (“Singer Note”).

The Singer Note had a maturity date of January 3, 2023, and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Singer Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Singer had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 70% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

On January 26, 2021, the Company issued to Matthew Singer 8,197 shares of Company common stock upon the conversion of the convertible promissory note issued to Mr. Singer in the principal amount of $13,000 on January 3, 2021 at a conversion price of $1.59 per share.

As of March 15, 2021, the Company’s Chief Executive Officer advanced an additional $130,013 to the Company to pay the Company’s operating expenses

Convertible Promissory Note – ProActive Capital SPV I, LLC

On January 20, 2021, the Company entered into a securities purchase agreement (the “ProActive Capital SPA”) with ProActive Capital SPV I, LLC, a Delaware limited liability company (“ProActive Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to ProActive Capital the aggregate principal amount of $250,000 for a purchase price of $225,000, reflecting a $25,000 original issue discount (the “ProActive Capital Note”), and in connection therewith, sold to ProActive Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed ProActive Capital the sum of $10,000 for ProActive Capital’s costs in completing the transaction, which amount ProActive Capital withheld from the total purchase price paid to the Company.

The ProActive Capital Note has a maturity date of January 20, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the ProActive Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s Offering Statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

Convertible Promissory Note – GS Capital Partners

On January 25, 2021, the Company entered into a securities purchase agreement (the “GS Capital SPA”) with GS Capital Partners, LLC (“GS Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to GS Capital the aggregate principal amount of $288,889 for a purchase price of $260,000, reflecting a $28,889 original issue discount (the “GS Capital Note”), and in connection therewith, sold to GS Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note has a maturity date of January 25, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s Offering Statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

On February 19, 2021, the Company entered into another securities purchase agreement with GS Capital, pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital the aggregate principal amount of $577,778 for a purchase price of $520,000, reflecting a $57,780 original issue discount, and in connection therewith, sold to GS Capital 100,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $100, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note has a maturity date of February 19, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

Convertible Promissory Note – Tiger Trout Capital Puerto Rico

On January 29, 2021, the Company entered into a securities purchase agreement (the “Tiger Trout SPA”) with Tiger Trout Capital Puerto Rico, LLC, a Puerto Rico limited liability company (“Tiger Trout”), pursuant to which, on same, date, the Company (i) issued a convertible promissory note in the aggregate principal amount of $1,540,000 for a purchase price of $1,100,000, reflecting a $440,000 original issue discount (the “Tiger Trout Note”), and (ii) sold to Tiger Trout 220,000 shares Company common stock for a purchase price of $220.00. As of February 8, 2021, the Company has not issued the 220,000 shares of Company common stock to Tiger Trout.

The Tiger Trout Note has a maturity date of January 29, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Tiger Trout Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty, provided however, that if the Company does not pay the principal amount and any accrued and unpaid interest by July 2, 2021, an additional $50,000 is required to be paid to Tiger Trout at the time the Tiger Trout Note is repaid, if the Company repays the Tiger Trout Note prior to its maturity date.

If the principal amount and any accrued and unpaid interest under the Tiger Trout Note has not been repaid on or before the maturity date, that will be an event of default under the Tiger Trout Note. If an event of default has occurred and is continuing, Tiger Trout may declare all or any portion of the then-outstanding principal amount and any accrued and unpaid interest under the Tiger Trout Note (the “Indebtedness”) due and payable, and the Indebtedness will become immediately due and payable in cash by the Company. Further, Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.

Convertible Promissory Note – Amir Ben-Yohanan

On February 2, 2021, the Company and Amir Ben-Yohanan, its Chief Executive Officer, entered into a promissory note in the total principal amount of $2,400,000 (the “Note”). The Note memorializes a $2,400,000 loan that Mr. Ben-Yohanan previously advanced to the Company and its subsidiaries to fund their operations.

The Note bears simple interest at a rate of eight percent (8%) per annum, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest of the Note at any time without penalty.

At the time of the qualification by the United States Securities and Exchange Commission of the Company’s Offering Circular, pursuant to Regulation A under the Securities Act of 1933, as amended, $1,000,000 of the Indebtedness shall, automatically and without any further action of the Company or the Holder, be converted into a number of restricted fully paid and non-assessable shares of shares of common stock, par value $0.001 per share, of the Company equal to (i) $1,000,000 divided by (ii) the price per share of the Common Stock as offered in the Offering Circular.

Share Exchange Agreement – Magiclytics

On February 3, 2021, the Company entered into an Amended and Restated Share Exchange Agreement (the “A&R Share Exchange Agreement”) by and between the Company, Digital Influence Inc., a Wyoming corporation doing business as Magiclytics (“Magiclytics”), each of the shareholders of Magiclytics (the “Magiclytics Shareholders”) and Christian Young, as the representative of the Magiclytics Shareholders (the “Shareholders’ Representative”). Christian Young is the President, Secretary, and a Director of the Company, and is also an officer, director, and significant shareholder of Magiclytics.

The A&R Share Exchange Agreement amended and restated in its entirety the previous Share Exchange Agreement between the same parties, which was executed on December 3, 2020. The A&R Share Exchange Agreement replaces the Share Exchange Agreement in its entirety.

On February 3, 2021 (the “Magiclytics Closing Date”), the parties closed on the transactions contemplated in the A&R Share Exchange Agreement, and the Company agreed to issue 734,689 shares of Company common stock to the Magiclytics Shareholders in exchange for all 5,000 Magiclytics Shares (the “Magiclytics Closing”). On February 3, 2021, pursuant to the closing of the Share Exchange Agreement, we acquired Magiclytics, and Magiclytics thereafter became our wholly owned subsidiary.

At the Magiclytics Closing, we agreed to issue to Christian Young and Wilfred Man each 330,610 shares of Company Common Stock, representing 45% each, or 90% in total of the Company common stock which we agreed to issue to the Magiclytics Shareholders at the Magiclytics Closing.

The number of shares of the Company common stock issued at the Magiclytics Closing was based on the fair market value of the Company common stock as initially agreed to by the parties, which is $4.76 per share (the “Base Value”). The fair market value was determined based on the volume weighted average closing price of the Company common stock for the twenty (20) trading day period immediately prior to the Magiclytics,. In the event that the initial public offering price per share of the Company common stock in this Offering pursuant to Regulation A is less than the Base Value, then within three (3) business days of the qualification by the SEC of the Offering Statement forming part of this offering circular, the Company will issue to the Magiclytics Shareholders a number of additional shares of Company common stock equal to:

(1)	$3,500,000 divided by the initial public offering price per share of the Company common stock in this Offering pursuant to Regulation A, minus;
(2)	734,689

The resulting number of shares of the Company common stock pursuant to the above calculation will be referred to as the “Additional Shares”, and such Additional Shares will also be issued to the Magiclytics Shareholders pro rata based on their respective ownership of Magiclytics Shares.

In addition to the exchange of shares between the Magiclytics Shareholders and the Company described above, on the Magiclytics Closing Date the parties took a number of other actions in connection with the Magiclytics Closing pursuant to the terms of the A&R Share Exchange Agreement:

(i)	The Board of Directors of Magiclytics (the “Magiclytics Board”) expanded the size of the Magiclytics Board to 3 persons and named Simon Yu, a current officer and director of the Company as a director of the Magiclytics Board.
(ii)	The Magiclytics Board named Wilfred Man as the Chief Executive Officer of Magiclytics, Christian Young as the President and Secretary of the Magiclytics and Simon Yu as the Chief Operating Officer of Magiclytics.

Further, immediately following the Magiclytics Closing, the Company assumed responsibility for all outstanding accounts payables and operating costs to continue operations of Magiclytics including but not limited to payment to any of its vendors, lenders, or other parties in which Magiclytics engages with in the regular course of its business.

In connection with the closing, the Company entered in a consulting agreement with Christian Young, a Director of the Company. The compensation will be paid according to the 8-K filed on February 8, 2021 with the SEC.

On February 1 2021, the Board of Directors approved the payments of $240,000 cash bonuses to Amir Ben-Yohanan, Chris Young, and Simon for their new services in 2021.

On March 3, 2021, the Company entered into a non-binding letter of intent with “The Tinder Blog” (Instagram.com/thetinderblog).

Effective March 4, 2021, the Company entered into three (3) separate director agreements with three Amir Ben-Yohanan, Christopher Young, and Simon Yu . The Director Agreements set out terms and conditions of each of Mr. Ben-Yohanan’s, Mr. Young’s, and Mr. Yu’s role as a director of the Company.

Pursuant to the Director Agreements, the Company agreed to compensate each of the Directors as follows:

●	An issuance of 31,821 shares of the Company’s common stock, par value par value $0.001 (“Common Stock”), to be issued on the Effective Date, as compensation for services provided by each of the Directors to the Company prior to the Effective Date; and

●	An issuance of a number of shares of Common Stock having a fair market value (as defined in each of the Director Agreements) of $25,000 at the end of each calendar quarter that the Director serves as a director.

Between January 2021 to March 2021, the Company issued a total of 20,033 shares as stock-based compensation to a consultant, 15,688 shares to settle account payable from legal services, 734,689 shares for acquisition of Magiclytics, 106,707 shares for S-8 shares to Directors and consultants, and 428,197 shares as bonus shares to the convertible promissory notes holders issued in 2021.

Convertible Promissory Note – Labrys Fund, LP

On March 11, 2021, the Company entered into a securities purchase agreement (the “Labrys SPA”) with Labrys Fund, LP (“Labrys”), pursuant to which the Company issued a 10% promissory note (the “Labrys Note”) with a maturity date of March 11, 2022 (the “Labrys Maturity Date”), in the principal sum of $1,000,000. In addition, the Company issued 125,000 shares of its common stock to Labrys as a commitment fee pursuant to the Labrys SPA. Pursuant to the terms of the Labrys Note, the Company agreed to pay to $1,000,000 (the “Principal Sum”) to Labrys and to pay interest on the principal balance at the rate of 10% per annum. The Labrys Note carries an original issue discount (“OID”) of $100,000. Accordingly, on the Closing Date (as defined in the Labrys SPA), Labrys paid the purchase price of $900,000 in exchange for the Labrys Note. Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share.

The Company may prepay the Labrys Note at any time prior to the date that an Event of Default (as defined in the Labrys Note) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium) plus $750.00 for administrative fees. The Labrys Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Labrys Note or Labrys SPA.

Upon the occurrence of any Event of Default, the Labrys Note shall become immediately due and payable and the Company shall pay to Labrys, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 16% per annum or the highest rate permitted by law.